Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2020	2021
Trade and other receivables	56,065	27,331
Receivable from related party	—	55
Term deposits	38,030	154,868
Cash and cash equivalents (except cash in hand)	129,791	295,001
Total	223,886	477,255

The cash and cash equivalents and term deposits are mainly held with banks, which are rated A+, A, AA-, BB+, BBB-, based on rating agency Fitch ratings.

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

	As at March 31
Particulars	2020	2021
India	48,758	23,571
Thailand	3,901	1,324
Malaysia	318	157
Singapore	562	188
Others	2,526	2,091
Total	56,065	27,331

The maximum exposure to credit risk for trade and other receivables and term deposits at the reporting date by type of counterparty was:

	As at March 31
Particulars	2020	2021
Airlines	16,564	6,239
Retail customers	3,145	117
Corporate customers	26,625	10,757
Deposit with hotels and others	8,152	5,900
Term deposits with bank	38,030	154,868
Others	1,579	4,318
Total	94,095	182,199

Summary of Age of Trade and Other Receivables, Term Deposits and Security Deposits

The age of trade and other receivables, term deposits, and security deposits at the reporting date was:

	As at March 31
	2020		2021
Particulars	Gross	Impairment	Gross	Impairment
Not past due	58,418	—	166,805	—
Past due 0-30 days	14,834	—	7,600	—
Past due 30-120 days	13,531	—	4,704	—
More than 120 days	10,205	2,893	5,571	2,481
Total	96,988	2,893	184,680	2,481

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2020	2021
Balance at the beginning of the year	1,851	2,893
Allowance for impairment	1,563	358
Amounts written off against the allowance	(346)	(908)
Effects of movement in exchange rate	(175)	138
Balance at the end of the year	2,893	2,481

Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2020

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Lease liabilities	24,553	(35,539)	(3,236)	(2,779)	(4,978)	(12,463)	(12,083)
Secured bank loans	1,031	(1,188)	(207)	(205)	(371)	(405)	—
Trade and other payables	70,747	(70,747)	(70,747)	—	—	—	—
Other liabilities (related to business combination)	14,921	(16,710)	(5,570)	—	(5,570)	(5,570)	—
Refund due to customers	22,558	(22,558)	(22,558)	—	—	—	—
Total	133,810	(146,742)	(102,318)	(2,984)	(10,919)	(18,438)	(12,083)

Notes: *	Represents undiscounted cash flows of interest and principal

As at March 31, 2021

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes	187,574	(230,000)	—	—	—	(230,000)	—
Lease liabilities	15,646	(21,956)	(1,745)	(1,798)	(3,636)	(8,318)	(6,459)
Secured bank loans	735	(824)	(186)	(174)	(258)	(206)	—
Trade and other payables	53,581	(53,581)	(53,581)	—	—	—	—
Other liabilities (related to business combination)	14,875	(17,055)	(5,685)	—	(5,685)	(5,685)	—
Refund due to customers	49,527	(49,527)	(49,527)	—	—	—	—
Total	321,938	(372,943)	(110,724)	(1,972)	(9,579)	(244,209)	(6,459)

Notes: *	Represents undiscounted cash flows of interest and principal

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2020	2021
Cash and cash equivalents	129,881	295,066
Term deposits	38,030	154,868
Loans and borrowings	(1,031)	(188,309)
Net cash position	166,880	261,625

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2020	2021
Trade and other receivables	1,403	956
Trade and other payables	(168,676)	(210,884)
Cash and cash equivalents	605	136
Net exposure	(166,668)	(209,792)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
	Financial Year		As at March 31
USD	2019-20	2020-21	2020	2021
INR 1	0.0141	0.0135	0.0134	0.0136

Sensitivity Analysis of Exchange Rate	This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant.

	For the year ended March 31
Particulars	2020	2021
10% strengthening of USD against INR	(15,152)	(19,072)

Summary of Fixed Rate Interest-Bearing Financial instruments

At the reporting date the interest rate profile of the Group’s fixed rate interest-bearing financial instruments was as follows:

	As at March 31
Particulars	2020	2021
Fixed rate instruments
Financial assets
Term deposits	38,030	154,868
Receivable from related party	—	55

Financial liabilities
Secured bank loans	(1,031)	(735)
	36,999	154,188

Summary of Fair Values of Financial Assets and Liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2020		As at March 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at fair value
Other investments - equity securities (FVOCI)	3,584	3,584	5,409	5,409
	3,584	3,584	5,409	5,409

Financial assets not measured at fair value (Amortised cost)
Other investments - other securities	99	99	99	99
	99	99	99	99

Financial liabilities measured at fair value
Other liabilities (related to business combination)	14,921	14,921	14,875	14,875
	14,921	14,921	14,875	14,875

Financial liabilities not measured at fair value (Other financial liabilities)
Secured bank loans	1,031	1,031	735	735
Convertible notes	-	-	187,574	187,574
	1,031	1,031	188,309	188,309

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2021
Particulars	Level 1	Level 2	Level 3	Total
Other investments (equity securities-FVOCI)	—	—	5,409	5,409
Total Assets	—	—	5,409	5,409

Other liabilities (related to business combination)	—	—	14,875	14,875
Total Liabilities	—	—	14,875	14,875

	As at March 31, 2020
Particulars	Level 1	Level 2	Level 3	Total
Other investments (equity securities-FVOCI)	—	—	3,584	3,584
Total Assets	—	—	3,584	3,584

Other liabilities (related to business combination)	—	—	14,921	14,921
Total Liabilities	—	—	14,921	14,921

Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2021
Particulars	Other liabilities (related to business combination)	Other investments (equity securities-FVOCI)
Opening balances	14,921	3,584
Total gains and losses recognized in:
—profit or loss	(350)	—
—other comprehensive income
-net change in fair value	—	1,825
-effect of movements in foreign exchange rates	304	—
Closing balances	14,875	5,409

	As at March 31, 2020
Particulars	Other liabilities (related to business combination)	Other investments (equity securities-FVOCI)	Right to receive equity stake in a travel entity
Opening balances	—	5,563	411
Acquired through business combination (refer note 7)	14,550	—	—
Total gains and losses recognized in:
—profit or loss	1,421	—	30
—other comprehensive income
-net change in fair value	—	(1,979)	—
-effect of movements in foreign exchange rates	(1,050)	—	—
Settlement by issuance of shares (refer note 24)	—	—	(441)
Closing balances	14,921	3,584	—

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.	Forecast annual revenue growth rate : 4% - 25% (March 31, 2020: (47%) - 50%) Forecast EBITDA margin: (3%) - 25% (March 31, 2020: (13%) - 26%) Risk adjusted discount rate: 17.0% (March 31, 2020: 17.0%)

The estimated fair value would increase (decrease) if :

  - the annual revenue growth rate were higher (lower)

  - the EBITDA margin were higher (lower)

  - the risk adjusted discount rate was lower (higher)

Other liabilities (related to business combination)	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	Expected cash flows: USD 17,054 (March 31, 2020: USD 16,710) Risk-adjusted discount rate: 10.20% (March 31, 2020: 10.20%)	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).

Summary of Financial Instruments Not Measured at Fair Value	Financial Instruments not measured at fair value:
Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Summary of Sensitivity Analysis for Other Investments

For the fair values of other investments-equity securities, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2020		For the year ended March 31, 2021
	Other Comprehensive Income		Other Comprehensive Income
	Increase	Decrease	Increase	Decrease
Annual revenue growth rate	314	(312)	424	(414)
EBITDA Margin	145	(145)	265	(265)
Risk adjusted discount rate	(280)	330	(419)	492

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities related to business combination, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2020		For the year ended March 31, 2021
	Profit or loss		Profit or loss
	Increase	Decrease	Increase	Decrease
Risk adjusted discount rate	144	(149)	179	(185)